Equity (Details) - Schedule of Activity with Respect to Shares - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Issued as of January 1 (in shares)	188,446,126,794	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid share (in shares)	0	0	0
Issuance of outstanding shares (in shares)	0	0	0
Stock options exercised (in shares)	0	0	0
Issued as of December 31 (in shares)	188,446,126,794	188,446,126,794	188,446,126,794